PROPERTY AND EQUIPMENT (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 31,738
Accumulated Amortization	27,416
Net Book Value	4,322	3,168
Amortization of property and equipment	2,320	4,648
Research and Development [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	1,067	3,573
Sales and Marketing [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	56	67
General and Administration [Member]
Property, Plant and Equipment [Line Items]
Amortization of property and equipment	1,197	1,008
Test and research and developement equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	23,517
Accumulated Amortization	20,461
Net Book Value	3,056	2,214
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Cost	3,507
Accumulated Amortization	3,247
Net Book Value	260	267
Production fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	2,141
Accumulated Amortization	1,480
Net Book Value	661	245
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,058
Accumulated Amortization	912
Net Book Value	146	139
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	852
Accumulated Amortization	707
Net Book Value	145	168
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	288
Accumulated Amortization	280
Net Book Value	8	14
Other [Member]
Property, Plant and Equipment [Line Items]
Cost	375
Accumulated Amortization	329
Net Book Value	$ 46	$ 121